Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies (Textual) [Abstract]
Carrying amounts of the investments, included in Other assets	$ 232,366	$ 198,023	$ 88,249
Estimated future capital contribution to investments	235,355	194,807	82,564
Carrying value of trade mark	20,363
Calculated fair value of trade mark	14,871
Fixed assets written down to net realizable value	5,138
Estimated net realizable value of fixed assets of asset written down	1,875
Allowance for Doubtful Accounts Receivable, Current	51,747	59,310	44,755
Inventory Valuation Reserves	82,671	74,372	70,941
Accumulated amortization of finite-lived intangible assets	237,736	228,633	199,692
Amounts outstanding under standby letter of credit agreements	18,819	22,300	29,786
Cumulative other comprehensive loss included adjustments for foreign currency translation	196,792	131,160	156,291
Prior service costs and net actuarial losses related to pension and other postretirement benefit plans	171,376	148,006	161,533
Unrealized net gains on marketable equity securities and derivative instruments used in cash flow hedges	290	845	369
Research and development costs included in technical expenditures	41,719	39,883	40,425
Advertising cost	$ 227,303	$ 217,637	$ 218,370